Tax matters - Income tax (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Tax expense for current year	$ 5,615	$ 4,215	$ 5,138
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(157)	1,281	213
Total Income Tax	$ 5,458	$ 5,496	$ 5,351